As filed with the Securities and Exchange Commission on August 3, 2004

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
2020 East Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5340
Registrant's telephone number, including area code

Date of fiscal year end: February 29, 2004

Date of reporting period: February 29, 2004

Item 1. Report to Stockholders.

T h e A m e r i c a n T r u s t A l l e g i a n c e F u n d One Court Street Lebanon, New Hampshire 03766

ANNUAL REPORT

FOR THE YEAR ENDED
FEBRUARY 29, 2004

American Trust Allegiance Fund

April 2004

Dear Fellow Shareholder,

We are pleased to send you the American Trust Allegiance Fund’s Annual Report for the twelve months ending February 29, 2004.

With the conclusion of the punishing three year bear market, the U.S. stock market rallied strongly off its lows and recorded nice gains over the past twelve months. The Allegiance Fund also posted better performance than last year with a total return increase of 35.19% over the past twelve months and 6.81% since the inception of the Fund on March 11, 1997 through February 29, 2004. In comparison, the S&P 500 Index increased 38.52% and 6.64% over those same periods. The investment discipline of the Fund is focused on high quality, large capitalization, growth companies and this investment style underperformed the S&P 500 Index and low quality, large capitalization value companies for the fourth consecutive year. Investment style performance frequently undergoes periods of relative outperformance and underperformance. (Performance quoted represents past performance and is no guarantee of future results.  The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-800-385-7003.   Please refer to the following page for complete performance information.)

As often happens, the stock market anticipated the recovery of the U.S. economy and improvement in corporate profitability. All the macroeconomic indicators, with the exception of employment which is typically a lagging economic indicator, have shown improving trends and the expansionary phase of the business cycle is clearly underway.

Overall the economic backdrop is encouraging with corporate cash flow strengthening, inflation in the words of the Federal Reserve chairman is “quiescent”, and interest rates remain at 40-year lows. We believe the year of 2004 will be very similar to the year of 1994. In 1994, the U.S. was recovering from a recession, inflation and interest rates were at then record lows, there was a Bush in the White House, and we were at the end of the Persian Gulf War. The year of 1994 was also the last time that the Federal Reserve shifted monetary policy toward tightening and we believe the Fed will raise rates sometime in the second half of 2004. It is not realistic to expect interest rates to remain at these record low levels and the Wall Street consensus is that the Fed will tighten later this year. Despite that consensus, we do not believe the stock market will react favorably to this monetary policy change and consequently, we expect stock market returns should be modest.

The Allegiance Fund remains broadly diversified across all economic sectors with the exception of healthcare. We have shifted portfolio holdings more toward high quality growth companies which we expect to outperform as the profit cycle peaks. More specifically, we expect corporate profits to continue to

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American Trust Allegiance Fund

improve and move higher, although the rate of change will decelerate over the next year or so. Typically, this type of deceleration in the profits cycle favors high quality companies over lower quality companies and we have sought to reposition the portfolio accordingly. Longer term, we believe the U.S. stock market should continue to reward investors.

We thank you for your support and look forward to helping you achieve your financial goals.

Sincerely,

Jeffrey M. Harris, CFA	Paul H. Collins

Mutual Fund investing involves risk. Principal loss is possible. (04/04)

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American Trust Allegiance Fund

Comparison of the change in value of a hypothetical $10,000 investment in the American Trust Allegiance Fund vs the S&P 500 Composite Stock Price Index

			Since
			Inception
Total Return:	1 Year	5 Years*	(3/11/97)*
American Trust Allegiance Fund	35.19%	-1.62%	6.81%
S&P 500 Composite Stock Price Index	38.52%	-0.12%	6.64%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-385-7003.

The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on dividends, capital gain distributions, or redemption of Fund shares. Returns reflect the reinvestment of dividends and capital gains. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

*   Average annual total return represents the average change in account value over the periods indicated.

The Fund may invest in small- and medium-capitalization companies, which tend to have limited liquidity and greater price volatility than large-capitalization companies.

The S&P 500 Composite Stock Price Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy. One cannot invest directly in an index.

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American Trust Allegiance Fund

SCHEDULE OF INVESTMENTS at February 29, 2004

Shares	COMMON STOCKS: 95.62%	Market Value

	Aerospace/Defense: 1.20%
3,000	United Technologies Corp	$276,330
	Aluminum: 0.83%
5,100	Alcoa, Inc.	191,097
	Auto Systems/Building Controls: 1.39%
5,500	Johnson Controls, Inc.	320,760
	Banks: 11.62%
3,400	Bank of America Corp	278,528
10,200	Citigroup, Inc.	512,652
11,300	J.P. Morgan Chase & Co.	463,526
6,100	Marshall & Ilsley Corp.	241,682
7,800	The Bank of New York Co., Inc	257,400
7,500	Wachovia Corp.	359,775
5,800	Wells Fargo & Co.	332,630
4,000	Zions Bancorporation	233,080
		2,679,273
	Broadcasting & Cable: 0.84%
6,600	Comcast Corp. - Special Class A*	192,852
	Chemicals - Specialty: 0.91%
7,700	Ecolab, Inc	210,287
	Communications: 1.90%
10,500	Nextel Communications, Inc. - Class A*	278,145
4,200	Verizon Communications, Inc	160,986
		439,131
	Communications Equipment: 0.83%
3,000	Qualcomm, Inc	190,350
	Computer Hardware: 3.65%
11,900	Dell, Inc.*	388,535
4,700	International Business Machines Corp	453,550
		842,085
	Computer Software: 4.39%
5,900	Adobe Systems, Inc.	219,716
16,300	Microsoft Corp.	431,950
5,700	Symantec Corp.*	234,498
4,100	VERITAS Software Corp.*	124,722
		1,010,886

See accompanying Notes to Financial Statements.

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American Trust Allegiance Fund

SCHEDULE OF INVESTMENTS at February 29, 2004, Continued

Shares		Market Value

	Computer Storage/Peripheral: 1.40%
22,500	EMC Corp.*	$322,200
	Construction & Engineering: 1.45%
7,600	Jacobs Engineering Group, Inc.*	335,388
	Diverse Financial Services: 9.45%
5,300	American Express Co	283,126
3,800	Fifth Third Bancorp	212,876
2,700	Goldman Sachs Group, Inc	285,849
3,050	Legg Mason, Inc.	287,737
15,500	MBNA Corp.	423,615
4,600	Merrill Lynch & Co., Inc	281,566
7,500	State Street Corp	402,975
		2,177,744
	Electric Utilities: 1.53%
3,000	Entergy Corp.	177,870
2,600	Exelon Corp	174,564
		352,434
	Electrical Components
	and Accessories: 1.98%
8,900	Flextronics International Ltd.*#	161,090
4,200	Jabil Circuit, Inc.*	117,516
14,000	Sanmina - SCI Corp.*	177,660
		456,266
	Farm Machinery: 1.28%
4,600	Deere & Co	295,458
	Food Distributors: 1.55%
9,000	Sysco Corp	356,850
	Food Miscellaneous: 1.04%
7,700	McCormick & Co. - Non Voting Shares	240,779
	Forestry: 0.96%
3,400	Weyerhaeuser Co.	221,850
	Household Products & Personal Care: 6.96%
9,000	Alberto-Culver Co. - Class B	369,720
6,200	Avon Products, Inc.	437,720
6,600	Colgate-Palmolive Co.	365,970
10,100	The Estee Lauder Companies, Inc	430,260
		1,603,670

See accompanying Notes to Financial Statements.

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American Trust Allegiance Fund

SCHEDULE OF INVESTMENTS at February 29, 2004, Continued

Shares		Market Value

	Industrial Gases: 1.48%
9,400	Praxair, Inc.	$341,408
	Industrial Machinery: 7.71%
2,550	American Standard Cos., Inc.*	277,848
3,600	Caterpillar, Inc	272,700
3,000	Danaher Corp	268,890
6,000	Donaldson Co., Inc	342,180
4,425	Illinois Tool Works, Inc	351,876
3,950	Ingersoll-Rand Co. - Class A#	262,596
		1,776,090
	Insurance - Brokers: 0.96%
4,600	Marsh & McLennan Companies, Inc.	220,754
	Insurance - Multi-Line: 3.23%
6,067	American International Group, Inc.	448,958
6,500	The Allstate Corp.	296,595
		745,553
	IT Consulting & Services: 0.82%
6,500	SunGard Data Systems, Inc.*	188,955
	Motor Freight Transportation: 1.45%
2,400	United Parcel Service, Inc. - Class B	169,512
5,200	Yellow Roadway Corp.*	164,268
		333,780
	Multimedia: 0.75%
10,000	Time Warner, Inc.*	172,500
	Networking Equipment: 1.72%
17,120	Cisco Systems, Inc.*	395,472
	Oil and Gas - Equipment/Service: 0.87%
3,100	Schlumberger Ltd.#	199,919
	Oil and Gas - Integrated:
4,700	ChevronTexaco Corp.	415,245
4,200	ConocoPhillips	289,254
12,000	Exxon Mobil Corp	506,040
		1,210,539
	Printing & Publishing: 0.74%
3,400	Tribune Co	169,796

See accompanying Notes to Financial Statements.

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American Trust Allegiance Fund

SCHEDULE OF INVESTMENTS at February 29, 2004, Continued

Shares		Market Value

	Retail - Home Improvement: 1.56%
2,350	Fastenal Co.	$113,857
2,150	Lowe’s Cos., Inc	120,400
3,425	The Home Depot, Inc.	124,362
		358,619
	Retail - Miscellaneous: 0.99%
3,300	eBay, Inc.*	227,238
	Retail - Specialty: 3.14%
2,650	Bed Bath & Beyond, Inc.*	108,332
3,050	Chico’s Fas, Inc.*	130,387
3,200	Coach, Inc.*	126,816
1,900	NIKE, Inc. - Class B	139,175
4,350	Staples, Inc.*	114,057
3,250	Williams-Sonoma, Inc.*	103,968
		722,735
	Semiconductors: 4.94%
2,400	Analog Devices, Inc.*	119,760
10,100	Applied Materials, Inc.*	214,524
10,800	Intel Corp.	315,684
2,850	Linear Technology Corp	113,972
2,150	Maxim Integrated Products, Inc	107,306
14,600	Taiwan Semiconductor
	Manufacturing Company, Ltd. - SP ADR*#	151,694
3,800	Texas Instruments, Inc	116,470
		1,139,410
	Services - Data Processing: 2.19%
6,300	First Data Corp.	258,174
7,700	Paychex, Inc.	247,709
		505,883
	Services - Diverse/Commercial: 1.72%
5,200	Apollo Group, Inc. - Class A*	395,980
	Software & Services: 0.94%
4,900	Yahoo! Inc.*	217,560
	TOTAL COMMON STOCKS
	(Cost $18,807,625)	22,037,881

See accompanying Notes to Financial Statements.

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American Trust Allegiance Fund

SCHEDULE OF INVESTMENTS at February 29, 2004, Continued

Shares		Market Value

	SHORT-TERM INVESTMENTS: 4.38%
1,009,101	Federated Cash Trust Money Market
	(Cost $1,009,101)	$1,009,101
	Total Investments in Securities
	(Cost $19,816,726): 100.00%	23,046,982
	Liabilities in Excess of
	Other Assets: 0.00%	(77)
	Net Assets: 100.00%	$23,046,905

* Non-income producing security.
# U.S. Security of a foreign issuer.
ADR - American Depository Receipt

See accompanying Notes to Financial Statements.

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American Trust Allegiance Fund

STATEMENT OF ASSETS AND LIABILITIES at February 29, 2004

ASSETS
Investments in securities, at value (cost $19,816,726)	$23,046,982
Receivables:
Fund shares sold	16,976
Dividends and interest	29,684
Prepaid expenses	9,422
Total assets	23,103,064

LIABILITIES
Payables:
Fund shares redeemed	10,000
Due to adviser	12,494
Administration fees	3,669
Transfer agent fees	8,000
Custodian fees	2,293
Fund accounting fees	4,022
Accrued other expenses	15,681
Total liabilities	56,159

NET ASSETS
$23,046,905
Net asset value, offering and redemption price
per share [$23,046,905/1,558,088 shares
outstanding; unlimited number of shares
(par value $0.01) authorized]	$14.79

COMPONENTS OF NET ASSETS
Paid-in capital	$28,904,860
Accumulated net realized loss on investments	(9,088,211)
Net unrealized appreciation on investments	3,230,256
Net assets
$23,046,905

See accompanying Notes to Financial Statements.

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American Trust Allegiance Fund

STATEMENT OF OPERATIONS
For the Year Ended February 29, 2004

INVESTMENT INCOME
Income
Dividends (net of foreign tax $2,157)	$241,877
Interest	3,371
Other income	504
245,752
Expenses
Advisory fees (Note 3)	199,913
Administration fees (Note 3)	42,086
Transfer agent fees	40,513
Fund accounting fees	22,921
Audit fees	19,313
Registration fees	15,774
Custody fees	11,806
Legal fees	6,905
Trustee fees	6,320
Reports to shareholders	4,766
Miscellaneous	4,005
Insurance expense	1,953
Total expenses	376,275
Less: advisory fee waiver (Note 3)	(71,145)
Net expenses	305,130
Net investment loss	(59,378)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	1,364,960
Net change in unrealized appreciation on investments	4,858,079
Net realized and unrealized gain on investments	6,223,039
Net increase in net assets
resulting from operations	$6,163,661

See accompanying Notes to Financial Statements.

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American Trust Allegiance Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	February 29, 2004	February 28, 2003

INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment loss	$(59,378)	$(73,163)
Net realized gain/(loss)
on investments	1,364,960	(3,533,018)
Net change in unrealized appreciation/
(depreciation) on investments	4,858,079	(1,923,312)
Net increase/(decrease)
in net assets resulting
from operations	6,163,661	(5,529,493)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net decrease in net assets
derived from net change
in outstanding shares (a)	(1,463,375)	(2,199,588)
Total increase/(decrease)
in net assets	4,700,286	(7,729,081)
NET ASSETS
Beginning of year	18,346,619	26,075,700
End of year	$23,046,905	$18,346,619

(a) A summary of share transactions is as follows:

	Year Ended February 29, 2004		Year Ended February 28, 2003
	Shares	Value	Shares	Value
Shares sold	108,982	$ 1,433,730	168,681	$ 2,099,288
Shares redeemed	(227,249)	(2,897,105)	(347,980)	(4,298,876)
Net decrease	(118,267)	$(1,463,375)	(179,299)	$(2,199,588)

See accompanying Notes to Financial Statements.

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American Trust Allegiance Fund

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

			Year Ended
	2/29/04	2/28/03	2/28/02	2/28/01	2/29/00

Net asset value, beginning of year	$10.94	$14.05	$16.76	$25.56	$16.93

Income from
investment operations:
Net investment loss	(0.04)	(0.04)	(0.08)	(0.16)	(0.11)
Net realized and unrealized gain/(loss)
on investments	3.89	(3.07)	(2.24)	(8.10)	8.74

Total from investment operations	3.85	(3.11)	(2.32)	(8.26)	8.63

Less distributions:
From net realized gain	—	—	(0.39)	(0.54)	—

Net asset value, end of year	$14.79	$10.94	$14.05	$16.76	$25.56

Total return	35.19%	(22.14)%	(13.86)%	(32.68)%	50.97%

Ratios/supplemental data:

Net assets, end of year (thousands)	$23,047	$18,347	$26,076	$31,957	$36,932

Ratio of expenses to average net assets:
Before expense reimbursement	1.79%	1.95%	1.80%	1.56%	1.75%

After expense reimbursement	1.45%	1.45%	1.45%	1.45%	1.45%

Ratio of net investment loss to average net assets:
After fees waived and expenses absorbed	(0.28)%	(0.33)%	(0.52)%	(0.77)%	(0.73)%

Portfolio turnover rate	108.15%	108.19%	73.96%	86.13%	39.81%

See accompanying Notes to Financial Statements.

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American Trust Allegiance Fund

NOTES TO FINANCIAL STATEMENTS February 29, 2004

NOTE 1 – ORGANIZATION

The American Trust Allegiance Fund (the “Fund”) is a diversified series of shares of beneficial interest of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 as an open-end management investment company. The investment objective of the Fund is to seek capital appreciation. The Fund began operations on March 11, 1997.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.
A.   Security Valuation: The Fund’s investments are carried at fair value.  Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

B.   Federal Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.   Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.  Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions to

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American Trust Allegiance Fund

NOTES TO FINANCIAL STATEMENTS, Continued

shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differs from accounting principles generally accepted in the United States of America.

D.   Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.   Reclassification of Capital Accounts: The Fund accounts and reports for distributions to shareholders in accordance with the American Institute of Certified Public Accountant’s Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital and Return of Capital Distributions by Investment Companies. For the year ended February 29, 2004, the Fund increased accumulated net investment loss and decreased paid in capital by $59,378 due to certain permanent book and tax differences. Net assets were not affected by the change

NOTE 3 – INVESTMENT ADVISORY FEE AND OTHER
TRANSACTIONS WITH AFFILIATES

For the year ended February 29, 2004, American Trust Investment Advisors, LLC (the “Advisor”) provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.95% based upon the average daily net assets of the Fund. For the year ended February 29, 2004, the Fund incurred $199,913 in Advisory Fees.

The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 1.45% of average net assets (the “expense cap”). Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount

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American Trust Allegiance Fund

NOTES TO FINANCIAL STATEMENTS, Continued

actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the year ended February 29, 2004, the Advisor reduced its fees in the amount of $71,145; no amounts were reimbursed to the Advisor. Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $281,636 at February 29, 2004. Cumulative expenses subject to recapture expire as follows:

Year	Amount
2005	$ 99,649
2006	110,842
2007	71,145

$281,636

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

Fund asset level	Fee rate
Less than $15 million	$30,000
$15 million to less than $50 million	0.20% of average daily net assets
$50 million to less than $100 million	0.15% of average daily net assets
$100 million to less than $150 million	0.10% of average daily net assets
More than $150 million	0.05% of average daily net assets

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the Fund Accountant and Transfer Agent to the Fund. U.S. Bank, N.A., an affiliate of USBFS, serves as the Fund’s Custodian.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

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American Trust Allegiance Fund

NOTES TO FINANCIAL STATEMENTS, Continued

Certain officers of the Fund are also officers of the Administrator and Distributor.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the year ended February 29, 2004, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $21,189,983 and $22,931,884, respectively.

NOTE 5 – INCOME TAXES AND DISTRIBUTIONS TO
SHAREHOLDERS

Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred.

There were no distributions paid during years ended February 29, 2004 and February 28, 2003.

As of February 29, 2004, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments	$20,005,975

Gross tax unrealized appreciation	3,382,827
Gross tax unrealized depreciation	(341,820)

Net tax unrealized appreciation	$3,041,007

Undistributed ordinary income	$—
Undistributed long-term capital gain	—

Total distributable earnings	$—

Other accumulated gains/losses	$(8,898,962)

Total accumulated earnings/(losses)	$(5,857,955)

The Fund had a capital loss carryforward of $8,898,962 which expires as follows:

Year	Amount
2010	$5,437,349
2011	$3,461,613

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American Trust Allegiance Fund

NOTES TO FINANCIAL STATEMENTS, Continued

NOTE 6 – CHANGE OF AUDITORS

On June 13, 2003, PricewaterhouseCoopers LLP (“PwC”) resigned as the independent accountants for the American Trust Allegiance Fund (the “Fund”), a series of Advisors Series Trust (the “Company”). On June 13, 2003, the Company retained Tait, Weller & Baker CPA’s, LLP (“Tait”) as the independent accountants for the Fund. The retention of Tait as the independent accountants of the Fund has been approved by the Company’s Audit Committee and Board of Trustees.

The reports of PwC on the financial statements of the Fund for the past five fiscal years and the period March 11, 1997 through February 28, 1998 contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles.

In connection with its audits for the period March 11, 1997 through February 28, 1998, the five most recent fiscal years, and through June 13, 2003, there have been no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC would have caused them to make reference thereto in their report on the financial statements for such years.

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American Trust Allegiance Fund

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of
Advisors Series Trust
Milwaukee, Wisconsin

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The American Trust Allegiance Fund, a series of Advisors Series Trust, as of February 29, 2004, and the related statement of operations, statement of changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended February 28, 2003 and the financial highlights for each of the four years in the period then ended have been audited by other auditors, whose report dated April 11, 2003 expressed an unqualified opinion on such financial statement and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2004 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The American Trust Allegiance Fund as of February 29, 2004, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER
Philadelphia, Pennsylvania
March 22, 2004

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American Trust Allegiance Fund

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)

This chart provides information about the Trustees and Officers who oversee your Fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

INDEPENDENT TRUSTEES
Name, Age		Number of
Address	Trustee	Funds in Complex
Principal Occupation(s) during past five years	of Fund	Overseen
and other Directorships	Since	By Trustee
Walter E. Auch, Born 1921	1997	1
2020 E. Financial Way
Glendora, CA 91741
Trustee
Management Consultant.
Other Directorships: Nicholas-Applegate Funds,
Citigroup, Pimco Advisors, LLP and Senele Group

James Clayburn LaForce, Born 1927	2002	1
2020 E. Financial Way
Glendora, CA 91741
Trustee
Dean Emeritus, John E. Anderson Graduate School of Management,
University of California, Los Angeles.
Other Directorships: The Payden & Rygel Investment Group,
The Metzler/Payden Investment Group, PIC Investment Trust,
PIC Small Cap Portfolio, PIC Balanced Portfolio, PIC Growth Portfolio,
PIC Mid Cap Portfolio, Black Rock Funds, Jacobs Engineering
Arena Pharmaceuticals, Cancervax

Donald E. O'Connor, Born 1936	1997	1
2020 E. Financial Way
Glendora, CA 91741
Trustee
Financial Consultant, formerly Executive Vice President and Chief Operating
Officer of ICI Mutual Insurance Company (until January, 1997).
Other Directorships: The Forward Funds

George J. Rebhan, Born 1934	2002	1
2020 E. Financial Way
Glendora, CA 91741
Trustee
Retired; formerly President, Hotchkis and Wiley Funds (mutual funds)
from 1985 to 1993.
Trustee: E*Trade Funds

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American Trust Allegiance Fund

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited), Continued
Name, Age		Number of
Address	Trustee	Funds in Complex
Principal Occupation(s) during past five years	of Fund	Overseen
and other Directorships	Since	By Trustee
George T. Wofford III, Born 1939	1997	1
2020 E. Financial Way
Glendora, CA 91741
Trustee
Senior Vice President, Information Services, Federal Home Loan Bank of San
Francisco.
Other Directorships: None
INTERESTED TRUSTEES AND OFFICERS

Eric M. Banhazl, Born 1957	1997	1
2020 E. Financial Way
Glendora, CA 91741
Interested Trustee, President
Senior Vice President, U.S. Bancorp Fund Services, LLC, the Fund's administrator
(since July 2001); Treasurer, Investec Funds; formerly, Executive Vice President,
Investment Company Administration, LLC ("ICA") (The Fund's former administrator).

Rodney A. DeWalt, Born 1967	2003	1
615 E. Michigan Street
Milwaukee, WI 53202
Secretary
Officer, U.S. Bancorp Fund Services, LLC (since January 2003).

Douglas G. Hess, Born 1967	2003	1
615 E. Michigan Street
Milwaukee, WI 53202
Treasurer
Vice President Compliance and Administration, U.S. Bancorp Fund
Services, LLC (since March 1997).

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Advisor
American Trust Investment Advisors, LLC
One Court Street
Lebanon, NH 03766
(800) 788-8806

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(800) 385-7003

Custodian
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202

Independent Accountants
Tait, Weller & Baker
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, CA 94105

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. For a current prospectus please call 1-800-385-7003.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 2/29/2004	FYE 2/28/2003

Audit Fees	$13,000	$17,500
Audit-Related Fees	N/A	N/A
Tax Fees	$ 2,000	$ 3,800
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 2/29/2004	FYE 2/28/2003

Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Not applicable for periods ending before July 9, 2004.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 9. Submission of Matters to a Vote of Security Holders.

The registrant’s independent directors/trustees serve as its nominating committee, however they do not make use of a nominating committee charter.

Item 10. Controls and Procedures.

(a)  The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no significant changes in the Registrant's internal controls or in other factors that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)  (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

    (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

    (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)_/s/ Eric M. Banhazl
        Eric M. Banhazl, President

Date 7/22/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric M. Banhazl
                                        Eric M. Banhazl, President

Date 7/22/04

By (Signature and Title)* /s/ Douglas G. Hess
         Douglas G. Hess, Treasurer

Date 7/26/04

* Print the name and title of each signing officer under his or her signature.